Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 10 — FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including cash and cash equivalents and accounts payable and accrued expenses, approximate their respective fair values due to the short-term nature of such instruments.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires significant judgments to be made. The Company had the following financial assets and liabilities as of the dates presented below:

	Balance as of March 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$49,000	$49,000	$—	$—
Digital assets	$787,000	$787,000	$—	$—
	Balance as of March 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$115,000	$115,000	$—	$—
Digital assets	$1,016,000	$1,016,000	$—	$—

The Company determines the fair value of its assets and liabilities based on the quoted market prices as of March 31, 2025 and December 31, 2024. For the marketable securities the market value is based on the quoted market price on the US exchange. For the digital assets and BTC Note, the Company used the quoted market price per Coinbase.

NOTE 10 — FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including cash and cash equivalents and accounts payable and accrued expenses, approximate their respective fair values due to the short-term nature of such instruments.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires significant judgments to be made. The Company had the following financial assets and liabilities as of the dates presented below:

	Balance as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$115,000	$115,000	$—	$—
Digital assets	$1,016,000	$1,016,000	$—	$—
	Balance as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Digital assets held for other parties	$908,000	$908,000	$—	$—
Marketable securities	$403,000	$403,000	$—	$—
Liabilities:
Liability related to digital assets held for other parties	$916,000	$916,000	$—	$—
BTC Note	$14,868,000	$14,868,000	$—	$—

The Company determines the fair value of its assets and liabilities based on the quoted market prices as of December 31, 2024 and 2023. For the marketable securities the market value is based on the quoted market price on the US exchange. For the digital assets and BTC Note, the Company used the quoted market price per Coinbase.